Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Boeing Co. (The)
(a)
.................... 40,253 $ 7,375,960
Lockheed Martin Corp. ................. 2,251 1,075,415
8,451,375
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a) (b)
......... 2,894 39,532
Biotechnology — 0.0%
GRAIL, Inc.
(a) (b)
...................... 275 9,486
Broadline Retail — 7.7%
(a)
Amazon.com, Inc. .................... 183,054 33,758,819
Coupang, Inc. , Class A ................. 11,317 264,478
34,023,297
Capital Markets — 3.3%
Coinbase Global, Inc. , Class A
(a)
........... 2,573 522,036
FactSet Research Systems, Inc. ........... 3,864 1,670,098
Intercontinental Exchange, Inc. ........... 51,232 8,605,439
Moody's Corp. ....................... 6,349 2,876,859
Nasdaq, Inc. ........................ 10,811 823,906
14,498,338
Communications Equipment — 3.8%
Arista Networks, Inc.
(a)
................. 30,480 2,507,590
Cisco Systems, Inc. ................... 203,807 11,765,778
Juniper Networks, Inc. ................. 6,261 227,399
Motorola Solutions, Inc. ................ 5,377 2,367,977
16,868,744
Electrical Equipment — 0.1%
Rockwell Automation, Inc. ............... 11 2,724
Vertiv Holdings Co. , Class A
(b)
............ 4,384 374,306
377,030
Electronic Equipment, Instruments & Components — 2.3%
CDW Corp. ......................... 41,373 6,642,849
Keysight Technologies, Inc.
(a)
............. 24,253 3,526,386
10,169,235
Energy Equipment & Services — 0.1%
Schlumberger NV .................... 9,659 321,162
Entertainment — 0.1%
ROBLOX Corp. , Class A
(a)
............... 9,793 656,621
Financial Services — 1.2%
Block, Inc. , Class A
(a)
.................. 4,267 249,491
Global Payments, Inc. ................. 33,880 2,585,383
Mastercard, Inc. , Class A ................ 3,778 2,070,571
Visa, Inc. , Class A .................... 1,307 451,568
5,357,013
Ground Transportation — 0.9%
Uber Technologies, Inc.
(a)
............... 48,482 3,927,527
Health Care Equipment & Supplies — 0.0%
Align Technology, Inc.
(a)
................. 11 1,906
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 2,416 564,595
Hotels, Restaurants & Leisure — 0.3%
(a)
Airbnb, Inc. , Class A ................... 2,922 356,250
DoorDash, Inc. , Class A ................ 4,209 811,874
1,168,124
Security
Shares
Shares Value
Household Products — 0.0%
Colgate-Palmolive Co. ................. 2,168 $ 199,868
Insurance — 0.2%
Aon plc , Class A ..................... 476 168,880
Marsh & McLennan Cos., Inc. ............ 2,438 549,696
718,576
Interactive Media & Services — 5.7%
Alphabet, Inc. , Class A ................. 55,520 8,816,576
Alphabet, Inc. , Class C, NVS ............. 34,083 5,483,614
Meta Platforms, Inc. , Class A ............. 18,173 9,976,977
Pinterest, Inc. , Class A
(a)
................ 21,959 556,002
Snap, Inc. , Class A, NVS
(a) (b)
............. 31,999 254,712
ZoomInfo Technologies, Inc.
(a)
............ 9,073 77,665
25,165,546
IT Services — 7.5%
Accenture plc , Class A ................. 43,645 13,056,402
Cloudflare, Inc. , Class A
(a)
............... 19 2,295
Cognizant Technology Solutions Corp. , Class A . 7,213 530,660
DigitalOcean Holdings, Inc.
(a)
............. 51 1,576
DXC Technology Co.
(a)
................. 10,234 158,832
Gartner, Inc.
(a)
....................... 5,789 2,437,632
GoDaddy, Inc. , Class A
(a)
................. 15,781 2,972,036
International Business Machines Corp. ...... 27,615 6,677,859
VeriSign, Inc.
(a)
...................... 25,783 7,273,900
33,111,192
Life Sciences Tools & Services — 0.2%
(a)
Illumina, Inc.
(b)
....................... 1,803 139,913
IQVIA Holdings, Inc. ................... 3,884 602,292
742,205
Machinery — 0.4%
Parker-Hannifin Corp. .................. 2,642 1,598,568
Media — 0.4%
Interpublic Group of Cos., Inc. (The) ........ 12,110 304,203
Trade Desk, Inc. (The) , Class A
(a)
.......... 27,856 1,493,917
1,798,120
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp. ......... 5,902 708,358
Broadridge Financial Solutions, Inc. ........ 3,547 859,793
Maximus, Inc. ....................... 7,100 475,416
Paychex, Inc. ....................... 18,772 2,761,737
SS&C Technologies Holdings, Inc. ......... 11,122 840,823
Verisk Analytics, Inc. ................... 5,016 1,486,893
7,133,020
Real Estate Management & Development — 0.0%
CoStar Group, Inc.
(a)
................... 221 16,392
Semiconductors & Semiconductor Equipment — 23.6%
Advanced Micro Devices, Inc.
(a)
........... 22,133 2,154,648
Broadcom, Inc. ...................... 281,647 54,208,598
Intel Corp. ......................... 15,525 312,052
KLA Corp. .......................... 2,657 1,867,047
Lam Research Corp. .................. 33,609 2,408,757
Marvell Technology, Inc. ................ 1,843 107,576
Monolithic Power Systems, Inc. ........... 3,156 1,871,824
NVIDIA Corp. ....................... 308,531 33,605,196
QUALCOMM, Inc. .................... 40,982 6,084,188
Texas Instruments, Inc. ................. 7,271 1,163,724
103,783,610

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Software — 32.7%
Adobe, Inc.
(a) (b)
....................... 11,229 $ 4,210,651
AppLovin Corp. , Class A
(a)
............... 1,991 536,196
Atlassian Corp. , Class A
(a)
............... 15,376 3,510,495
Crowdstrike Holdings, Inc. , Class A
(a)
........ 472 202,427
Datadog, Inc. , Class A
(a)
................ 14,215 1,452,204
DocuSign, Inc.
(a)
..................... 28,105 2,297,584
Dynatrace, Inc.
(a)
..................... 57,792 2,714,490
Fair Isaac Corp.
(a)
..................... 1,078 2,144,875
Fortinet, Inc.
(a)
....................... 64,439 6,686,191
Gen Digital, Inc. ...................... 71,922 1,860,622
HubSpot, Inc.
(a) (b)
..................... 1,008 616,392
Intuit, Inc. .......................... 4 2,510
Microsoft Corp. ...................... 49,990 19,759,047
MicroStrategy, Inc. , Class A
(a) (b)
............ 6,556 2,492,001
Oracle Corp. ........................ 82,647 11,630,086
Palantir Technologies, Inc. , Class A
(a)
....... 318,946 37,775,964
Palo Alto Networks, Inc.
(a)
............... 46,338 8,661,962
Salesforce, Inc. ...................... 81,797 21,979,672
ServiceNow, Inc.
(a)
.................... 7,041 6,724,225
Synopsys, Inc.
(a)
..................... 16,891 7,753,138
Tyler Technologies, Inc.
(a)
............... 1,028 558,512
Workday, Inc. , Class A
(a)
................ 2,260 553,700
144,122,944
Specialized REITs — 1.8%
Digital Realty Trust, Inc. ................ 10,610 1,703,329
Equinix, Inc. ........................ 6,717 5,781,658
Iron Mountain, Inc. .................... 5,350 479,735
7,964,722
Specialty Retail — 0.1%
Carvana Co. , Class A
(a) (b)
................ 1,145 279,781
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. ......................... 68,403 $ 14,535,637
NetApp, Inc. ........................ 19,561 1,755,600
Pure Storage, Inc. , Class A
(a)
............. 208 9,435
Super Micro Computer, Inc.
(a)
............. 619 19,721
16,320,393
Total Long-Term Investments — 99 .7%
(Cost: $ 401,834,466 ) .............................. 439,388,922
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 6,885,798 6,888,553
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 1,255,328 1,255,328
Total Short-Term Securities — 1 .9%
(Cost: $ 8,143,741 ) ............................... 8,143,881
Total Investments — 101 .6%
(Cost: $ 409,978,207 ) .............................. 447,532,803
Liabilities in Excess of Other Assets — (1.6) % ............. (6,860,545)
Net Assets — 100.0% ...............................
$ 440,672,258
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,239,349 $ 4,649,620
(a)
$ — $ (386) $ (30) $ 6,888,553 6,885,798 $ 3,675
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,312,980 — (57,652)
(a)
— — 1,255,328 1,255,328 40,671 —
$ (386) $ (30) $ 8,143,881 $ 44,346 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Tech Independence Focused ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 439,388,922 $ — $ — $ 439,388,922
Short-Term Securities
Money Market Funds ...................................... 8,143,881 — — 8,143,881
$ 447,532,803 $ — $ — $ 447,532,803
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust